Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Acquisitions, net of cash acquired		$ 197	$ 163	$ 163
Subsequent Event | SuppreMol GmbH
Subsequent Event [Line Items]
Acquisitions, net of cash acquired	$ 225